Other receivables (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Other receivables
Redemption of fund	$ 5,563,191
Escrow deposit for IPO guarantee	150,001
Total	5,713,192	$ 0
Investment in Financial assets held for trading	8,000,000
Investment loss due to the redemption of financial assets held for trading	2,436,809	$ 0
Transaction fee	$ 172,057